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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds*
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31*

Date of reporting period:  March 31, 2013*

*Effective April 19, 2013, the Madison Mosaic Funds reorganized into the Madison Funds.  This is the final N-Q for the reorganized funds that were formerly known as series of Madison Mosaic Equity and Income Trusts, whose previous fiscal year ends were both December 31.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
March 31, 2013

MADISON GOVERNMENT BOND FUND (fka Madison Mosaic Government Fund)
MADISON HIGH QUALITY BOND FUND (fka Madison Mosaic Institutional Bond Fund)
MADISON CORPORATE BOND FUND (fka Madison Mosaic Investment Grade Corporate Bond Fund)
MADISON DIVIDEND INCOME FUND (fka Madison Mosaic Dividend Income Fund)
MADISON DISCIPLINED EQUITY FUND (fka Madison Mosaic Disciplined Equity Fund)
MADISON INVESTORS FUND (fka Madison Mosaic Investors Fund)
MADISON MID CAP FUND (fka Madison Mosaic Mid-Cap Fund)
MADISON NORTHROAD INTERNATIONAL FUND (fka NorthRoad International Fund)

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Government Bond Fund (fka Madison Mosaic Government Fund) Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 9.5%
Fannie Mae - 2.5%
5.5%, 2/1/18 Pool # 555345	$9,844	$10,552
5%, 6/1/18 Pool # 555545	20,892	22,598
6.5%, 5/1/32 Pool # 636758	4,652	5,490
6.5%, 6/1/32 Pool # 254346	6,713	7,702
6%, 8/1/32 Pool # 254405	11,150	12,549
4.5%, 12/1/35 Pool # 745147	52,781	56,909
5.5%, 1/1/38 Pool # 953589	17,186	18,745

		134,545
Freddie Mac - 5.8%
5.5%, 8/1/17 Pool # E90778	8,059	8,636
4.5%, 11/1/23 Pool # G13342	17,206	18,340
3%, 12/1/26 Pool # J17506	86,501	91,446
3%, 1/1/27 Pool # G18420	63,157	66,294
6.5%, 6/1/32 Pool # C01364	6,736	7,767
4%, 10/1/40 Pool # A94362	116,383	127,399

		319,882
Ginnie Mae - 1.2%
7%, 9/20/27 Pool # E2483	4,647	5,442
6%, 2/15/38 Pool # 676516	14,473	16,295
4%, 4/15/39 Pool # 698089	41,006	44,743

		66,480

Total Mortgage Backed Securities ( Cost $490,142 )		520,907
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.1%
Fannie Mae - 31.3%
4.375%, 7/17/13	150,000	151,891
4.625%, 10/15/13	125,000	128,048
2.375%, 7/28/15	200,000	209,281
1.625%, 10/26/15	200,000	206,237
0.5%, 3/30/16	250,000	250,288
2.375%, 4/11/16	250,000	264,727
1.25%, 1/30/17	500,000	510,915

		1,721,387
Federal Home Loan Bank - 14.7%
4%, 9/6/13	150,000	152,534
3.125%, 12/13/13	100,000	102,083
1.375%, 5/28/14	250,000	253,374
3.375%, 6/12/20	265,000	298,910

		806,901
Freddie Mac - 17.5%
4.5%, 7/15/13	150,000	151,947
2.875%, 2/9/15	125,000	130,965
2.5%, 5/27/16	350,000	371,967
1.25%, 5/12/17	300,000	306,570

		961,449
U.S. Treasury Notes - 24.6%
0.5%, 11/15/13	150,000	150,340
4.25%, 8/15/14	100,000	105,543
3.125%, 10/31/16	600,000	656,437
4.5%, 5/15/17	90,000	104,344
3.75%, 11/15/18	150,000	173,625
2.625%, 11/15/20	150,000	163,605

		1,353,894

Total U.S. Government and Agency Obligations ( Cost $4,720,095 )		4,843,631
	Shares
INVESTMENT COMPANIES - 1.6%
State Street Institutional U.S. Government Money Market Fund	90,611	90,611

Total Investment Companies ( Cost $90,611 )		90,611

TOTAL INVESTMENTS - 99.2% ( Cost $5,300,848 )		5,455,149
NET OTHER ASSETS AND LIABILITIES - 0.8%		42,148

TOTAL NET ASSETS - 100.0%		$5,497,297

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 46.6%
Consumer Discretionary - 3.0%
McDonald's Corp., 5.35%, 3/1/18	$1,000,000	$1,189,181
Target Corp., 2.9%, 1/15/22	2,000,000	2,064,450

		3,253,631
Consumer Staples - 5.4%
Coca-Cola Co./The, 4.875%, 3/15/19	2,000,000	2,357,262
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,181,489
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	125,416
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,177,094

		5,841,261
Energy - 2.0%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	549,199
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,606,926

		2,156,125
Financials - 17.3%
American Express Co., 4.875%, 7/15/13	1,500,000	1,518,754
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,564,833
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,561,402
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,343,952
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	2,025,846
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,099,740
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,506,759
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,211,734
US Bancorp, 4.2%, 5/15/14	1,500,000	1,563,681
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,365,676

		18,762,377
Health Care - 2.4%
Eli Lilly & Co., 4.2%, 3/6/14	450,000	465,899
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,184,054

		2,649,953
Industrials - 3.2%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,664,565
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,794,689

		3,459,254
Information Technology - 9.9%
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,272,932
Google Inc., 3.625%, 5/19/21	1,500,000	1,663,095
Intel Corp., 1.95%, 10/1/16	2,000,000	2,071,802
Microsoft Corp., 3%, 10/1/20	1,500,000	1,602,943
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,001,525
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,093,436

		10,705,733
Materials - 1.5%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,573,247

Telecommunication Service - 1.9%
AT&T Inc., 1.6%, 2/15/17	2,000,000	2,024,438

Total Corporate Notes and Bonds ( Cost $48,859,303 )		50,426,019
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.4%
Fannie Mae - 13.4%
4.625%, 10/15/14	4,500,000	4,802,125
1.375%, 11/15/16	5,000,000	5,149,300
1.25%, 1/30/17	4,500,000	4,598,235

		14,549,660
Freddie Mac - 9.6%
4.5%, 7/15/13	2,250,000	2,279,203
2.875%, 2/9/15	4,000,000	4,190,872
2.5%, 5/27/16	3,750,000	3,985,369

		10,455,444
U.S. Treasury Notes - 27.4%
0.75%, 9/15/13	4,000,000	4,011,408
2%, 11/30/13	5,000,000	5,061,330
2.25%, 5/31/14	3,000,000	3,071,718
4.25%, 8/15/14	2,500,000	2,638,575
2.5%, 4/30/15	4,500,000	4,708,125
3%, 2/28/17	4,000,000	4,380,000
1.25%, 1/31/19	3,000,000	3,049,923
2.625%, 11/15/20	2,500,000	2,726,757

		29,647,836

Total U.S. Government and Agency Obligations ( Cost $54,113,816 )		54,652,940
	Shares
INVESTMENT COMPANIES - 2.5%
State Street Institutional U.S. Government Money Market Fund	2,748,948	2,748,948

Total Investment Companies ( Cost $2,748,948 )		2,748,948

TOTAL INVESTMENTS - 99.5% ( Cost $105,722,067 )		107,827,907
NET OTHER ASSETS AND LIABILITIES - 0.5%		577,910

TOTAL NET ASSETS - 100.0%		$108,405,817

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.51% of total net assets.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Corporate Bond Fund (fka Madison Mosaic Investment Grade Corporate Bond Fund) Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.9%
Consumer Discretionary - 11.4%
Comcast Corp., 6.45%, 3/15/37	$420,000	$532,781
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	444,965
Discovery Communications LLC, 3.25%, 4/1/23	100,000	101,460
McDonald's Corp., 5.8%, 10/15/17	20,000	24,121
Target Corp., 5.875%, 7/15/16	20,000	23,351
Target Corp., 5.375%, 5/1/17	400,000	468,090
Time Warner Cable Inc., 4%, 9/1/21	250,000	266,751
Time Warner Inc., 6.25%, 3/29/41	250,000	295,537
Viacom Inc., 3.25%, 3/15/23	100,000	100,430

		2,257,486
Consumer Staples - 14.2%
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	10,599
CVS Caremark Corp., 5.75%, 6/1/17	195,000	230,599
General Mills Inc., 5.65%, 2/15/19	380,000	457,459
Kellogg Co., 1.875%, 11/17/16	400,000	410,919
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	12,092
Mondelez International Inc., 6.5%, 8/11/17	20,000	24,149
Mondelez International Inc., 5.375%, 2/10/20	400,000	475,911
Sysco Corp., 0.55%, 6/12/15	200,000	199,974
Sysco Corp., 5.25%, 2/12/18	25,000	29,537
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	454,244
Walgreen Co., 5.25%, 1/15/19	420,000	489,318

		2,794,801
Energy - 13.1%
BP Capital Markets PLC (A), 3.875%, 3/10/15	13,000	13,783
ConocoPhillips, 4.6%, 1/15/15	420,000	449,939
Devon Energy Corp., 5.625%, 1/15/14	15,000	15,586
Devon Energy Corp., 5.6%, 7/15/41	400,000	437,069
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	192,318
Marathon Oil Corp., 6%, 10/1/17	400,000	474,980
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	291,582
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	202,361
Valero Energy Corp., 6.625%, 6/15/37	410,000	499,583

		2,577,201
Financials - 27.1%
Allstate Corp./The, 5%, 8/15/14	400,000	423,543
American Express Co., 4.875%, 7/15/13	25,000	25,313
American Express Co., 6.15%, 8/28/17	400,000	478,481
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	325,000	339,047
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	21,537
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	477,966
General Electric Capital Corp., 6.75%, 3/15/32	425,000	540,980
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	201,407
HCP Inc., 2.625%, 2/1/20	250,000	251,597
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,477
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	438,887
KeyCorp, 5.1%, 3/24/21	250,000	291,054
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	441,636
Simon Property Group L.P., 4.125%, 12/1/21	400,000	442,347
US Bancorp, 4.2%, 5/15/14	25,000	26,061
US Bancorp, 2.2%, 11/15/16	400,000	417,404
Wells Fargo & Co., 5.625%, 12/11/17	410,000	484,963
Wells Fargo & Co., 4.6%, 4/1/21	15,000	17,131

		5,340,831
Health Care - 5.0%
AbbVie Inc. (B), 2%, 11/6/18	400,000	404,768
Merck & Co. Inc., 3.875%, 1/15/21	400,000	448,011
Pfizer Inc., 5.35%, 3/15/15	25,000	27,301
Stryker Corp., 1.3%, 4/1/18	100,000	99,591

		979,671
Industrials - 3.5%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	202,298
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,542
CSX Corp., 6.15%, 5/1/37	20,000	24,384
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	417,712
United Parcel Service Inc., 5.5%, 1/15/18	20,000	23,929

		691,865
Information Technology - 15.3%
Cisco Systems Inc., 5.5%, 2/22/16	425,000	482,998
eBay Inc., 1.35%, 7/15/17	200,000	202,211
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	417,805
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,820
Intel Corp., 1.95%, 10/1/16	300,000	310,770
Intel Corp., 3.3%, 10/1/21	20,000	20,984
International Business Machines Corp., 1.95%, 7/22/16	400,000	414,909
Intuit Inc., 5.75%, 3/15/17	200,000	229,043
Oracle Corp., 5.75%, 4/15/18	420,000	506,790
Texas Instruments Inc., 1.375%, 5/15/14	400,000	404,583

		3,014,913
Materials - 4.3%
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	428,216
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	419,533

		847,749
Utilities - 2.0%
Dominion Resources Inc., 2.75%, 9/15/22	400,000	399,699

Total Corporate Notes and Bonds ( Cost $18,249,808 )		18,904,216
	Shares
INVESTMENT COMPANIES - 3.4%
State Street Institutional U.S. Government Money Market Fund	666,835	666,835

Total Investment Companies ( Cost $666,835 )		666,835

TOTAL INVESTMENTS - 99.3% ( Cost $18,916,643 )		19,571,051
NET OTHER ASSETS AND LIABILITIES - 0.7%		137,774

TOTAL NET ASSETS - 100.0%		$19,708,825

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.07% of total net assets.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Dividend Income Fund (fka Madison Mosaic Dividend Income Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.2%
Consumer Discretionary - 9.9%
McDonald's Corp.	3,350	$333,961
Omnicom Group Inc.	4,100	241,490
Target Corp.	4,650	318,293
Time Warner Inc.	7,300	420,626
Viacom Inc., Class B	3,200	197,024

		1,511,394
Consumer Staples - 14.0%
Coca-Cola Co./The	5,600	226,464
Diageo PLC, ADR	1,869	235,195
Nestle S.A., ADR	3,500	253,645
PepsiCo Inc.	6,400	506,304
Philip Morris International Inc.	2,150	199,327
Procter & Gamble Co./The	4,400	339,064
Sysco Corp.	5,000	175,850
Wal-Mart Stores Inc.	2,700	202,041

		2,137,890
Energy - 11.6%
Chevron Corp.	5,800	689,156
ConocoPhillips	8,800	528,880
Exxon Mobil Corp.	3,600	324,396
Occidental Petroleum Corp.	3,000	235,110

		1,777,542
Financials - 17.5%
Axis Capital Holdings Ltd.	6,300	262,206
Bank of New York Mellon Corp./The	6,707	187,729
BlackRock Inc.	700	179,816
M&T Bank Corp.	2,200	226,952
Northern Trust Corp.	3,647	198,980
PartnerRe Ltd.	3,200	297,952
Travelers Cos. Inc./The	7,300	614,587
US Bancorp	9,100	308,763
Wells Fargo & Co.	10,600	392,094

		2,669,079
Health Care - 18.2%
Becton, Dickinson and Co.	2,100	200,781
Johnson & Johnson	8,800	717,464
Medtronic Inc.	5,900	277,064
Merck & Co. Inc.	12,600	557,298
Novartis AG, ADR	3,835	273,205
Pfizer Inc.	26,000	750,360

		2,776,172
Industrials - 13.3%
3M Co.	4,700	499,657
Boeing Co./The	3,900	334,815
Emerson Electric Co.	4,500	251,415
United Parcel Service Inc., Class B	3,900	335,010
United Technologies Corp.	4,600	429,778
Waste Management Inc.	4,500	176,445

		2,027,120
Information Technology - 8.8%
Accenture PLC, Class A	2,600	197,522
Automatic Data Processing Inc.	4,000	260,080
Intel Corp.	7,400	161,690
Linear Technology Corp.	5,400	207,198
Microchip Technology Inc.	5,800	213,208
Microsoft Corp.	10,800	308,988

		1,348,686
Materials - 1.5%
Air Products & Chemicals Inc.	2,600	226,512
Telecommunication Service - 2.4%
AT&T Inc.	9,800	359,562

Total Common Stocks ( Cost $11,967,314 )		14,833,957
INVESTMENT COMPANIES - 2.3%
State Street Institutional U.S. Government Money Market Fund	352,384	352,384

Total Investment Companies ( Cost $352,384 )		352,384

TOTAL INVESTMENTS - 99.5% ( Cost $12,319,698 )		15,186,341
NET OTHER ASSETS AND LIABILITIES - 0.5%		82,530

TOTAL NET ASSETS - 100.0%		$15,268,871

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Disciplined Equity Fund (fka Madison Mosaic Disciplined Equity Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.7%
Consumer Discretionary - 11.0%
CarMax Inc. *	44,865	$1,870,871
Discovery Communications Inc., Class C *	31,000	2,155,740
McDonald's Corp.	25,565	2,548,575
NIKE Inc., Class B	58,190	3,433,792
Omnicom Group Inc.	63,222	3,723,776
Target Corp.	53,500	3,662,075
TJX Cos. Inc.	43,770	2,046,247
Walt Disney Co./The	29,265	1,662,252

		21,103,328
Consumer Staples - 10.0%
Costco Wholesale Corp.	23,905	2,536,560
Diageo PLC, ADR	15,780	1,985,755
Mondelez International Inc., Class A	153,740	4,705,981
Nestle S.A., ADR	62,565	4,534,086
PepsiCo Inc.	66,795	5,284,152

		19,046,534
Energy - 10.2%
Apache Corp.	54,929	4,238,322
Chevron Corp.	20,274	2,408,957
ConocoPhillips	68,800	4,134,880
Occidental Petroleum Corp.	52,000	4,075,240
Schlumberger Ltd.	62,876	4,708,783

		19,566,182
Financials - 14.9%
Berkshire Hathaway Inc., Class B *	63,980	6,666,716
Brookfield Asset Management Inc., Class A	73,050	2,665,595
Franklin Resources Inc.	25,701	3,875,968
M&T Bank Corp.	27,295	2,815,752
Markel Corp. *	10,050	5,060,175
Northern Trust Corp.	68,965	3,762,730
US Bancorp	111,510	3,783,534

		28,630,470
Health Care - 11.4%
Becton, Dickinson and Co.	37,300	3,566,253
Johnson & Johnson	82,855	6,755,168
Novartis AG, ADR	51,930	3,699,493
Stryker Corp.	43,866	2,861,818
UnitedHealth Group Inc.	85,135	4,870,574

		21,753,306
Industrials - 9.4%
3M Co.	50,348	5,352,496
C.H. Robinson Worldwide Inc.	43,050	2,559,753
Copart Inc. *	54,535	1,869,460
Emerson Electric Co.	47,425	2,649,635
Jacobs Engineering Group Inc. *	35,000	1,968,400
United Parcel Service Inc., Class B	41,785	3,589,331

		17,989,075
Information Technology - 18.2%
Accenture PLC, Class A	66,255	5,033,392
Apple Inc.	9,146	4,048,294
Automatic Data Processing Inc.	33,225	2,160,290
Google Inc., Class A *	5,500	4,367,165
MICROS Systems Inc. *	61,295	2,789,536
Microsoft Corp.	227,625	6,512,351
Oracle Corp.	139,295	4,504,800
QUALCOMM Inc.	57,000	3,816,150
Visa Inc., Class A	10,079	1,711,817

		34,943,795
Materials - 4.2%
Ecolab Inc.	22,000	1,763,960
International Flavors & Fragrances Inc.	26,755	2,051,306
Mosaic Co./The	36,245	2,160,564
Praxair Inc.	19,180	2,139,337

		8,115,167
Telecommunication Service - 2.0%
AT&T Inc.	105,770	3,880,701
Utilities - 2.4%
NextEra Energy Inc.	59,245	4,602,152

Total Common Stocks ( Cost $149,768,498 )		179,630,710
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Treasury Bill - 2.5%
0.010%, 5/9/13	$4,750,000	4,749,586

Total U.S. Government and Agency Obligations ( Cost $4,749,586 )		4,749,586
	Shares
INVESTMENT COMPANIES - 3.7%
State Street Institutional U.S. Government Money Market Fund	7,092,519	7,092,519

Total Investment Companies ( Cost $7,092,519 )		7,092,519

TOTAL INVESTMENTS - 99.9% ( Cost $161,610,603 )		191,472,815
NET OTHER ASSETS AND LIABILITIES - 0.1%		245,901

TOTAL NET ASSETS - 100.0%		$191,718,716

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Investors Fund (formerly Madison Mosaic Investors Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.4%
Consumer Discretionary - 13.4%
CarMax Inc. *	18,305	$763,319
McDonald's Corp.	8,665	863,814
NIKE Inc., Class B	23,436	1,382,958
Omnicom Group Inc.	21,645	1,274,890
Target Corp.	18,080	1,237,576

		5,522,557
Consumer Staples - 7.8%
Diageo PLC, ADR	4,954	623,411
Mondelez International Inc., Class A	27,001	826,501
Nestle S.A., ADR	12,940	937,762
PepsiCo Inc.	10,345	818,393

		3,206,067
Energy - 5.9%
Apache Corp.	8,863	683,869
Occidental Petroleum Corp.	8,920	699,061
Schlumberger Ltd.	13,724	1,027,790

		2,410,720
Financials - 19.0%
Berkshire Hathaway Inc., Class B *	17,156	1,787,655
Brookfield Asset Management Inc., Class A	23,230	847,663
Franklin Resources Inc.	5,305	800,047
M&T Bank Corp.	8,903	918,433
Markel Corp. *	2,917	1,468,710
Northern Trust Corp.	18,052	984,917
US Bancorp	29,404	997,678

		7,805,103
Health Care - 8.4%
Becton, Dickinson and Co.	14,922	1,426,692
Johnson & Johnson	24,973	2,036,049

		3,462,741
Industrials - 13.2%
3M Co.	16,629	1,767,829
C.H. Robinson Worldwide Inc.	20,635	1,226,957
Copart Inc. *	26,905	922,303
Jacobs Engineering Group Inc. *	12,740	716,498
United Parcel Service Inc., Class B	9,286	797,667

		5,431,254
Information Technology - 20.0%
Accenture PLC, Class A	17,700	1,344,669
Google Inc., Class A *	1,486	1,179,929
MICROS Systems Inc. *	24,920	1,134,109
Microsoft Corp.	55,048	1,574,923
Oracle Corp.	42,450	1,372,833
QUALCOMM Inc.	15,999	1,071,133
Visa Inc., Class A	3,351	569,134

		8,246,730
Materials - 2.7%
Mosaic Co./The	18,355	1,094,142

Total Common Stocks ( Cost $29,298,626 )		37,179,314
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Treasury Bills - 2.8%
0.010%, 4/25/13	$575,000	574,973
0.010%, 5/9/13	575,000	574,950

		1,149,923

Total U.S. Government and Agency Obligations ( Cost $1,149,923 )		1,149,923
	Shares
INVESTMENT COMPANIES - 4.5%
State Street Institutional U.S. Government Money Market Fund	1,836,769	1,836,769

Total Investment Companies ( Cost $1,836,769 )		1,836,769

TOTAL INVESTMENTS - 97.7% ( Cost $32,285,318 )		40,166,006
NET OTHER ASSETS AND LIABILITIES - 2.3%		942,108

TOTAL NET ASSETS - 100.0%		$41,108,114

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison Mid Cap Fund (fka Madison Mosaic Mid-Cap Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.2%
Consumer Discretionary - 23.9%
Advance Auto Parts Inc.	81,055	$6,699,196
Bed Bath & Beyond Inc. *	87,569	5,641,195
CarMax Inc. *	139,881	5,833,038
Discovery Communications Inc., Class C *	61,386	4,268,782
Liberty Global Inc., Series C *	74,534	5,115,268
Omnicom Group Inc.	104,321	6,144,507
Tiffany & Co.	75,378	5,241,786
TJX Cos. Inc.	157,258	7,351,812

		46,295,584
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	25,710	1,835,694
Energy - 6.0%
Ensco PLC, Class A	73,474	4,408,440
Noble Corp.	82,010	3,128,681
World Fuel Services Corp.	105,325	4,183,509

		11,720,630
Financials - 24.1%
Arch Capital Group Ltd. *	102,720	5,399,990
Brookfield Asset Management Inc., Class A	190,232	6,941,566
Brown & Brown Inc.	141,181	4,523,439
Glacier Bancorp Inc.	184,786	3,507,238
Leucadia National Corp.	167,963	4,607,225
M&T Bank Corp.	46,435	4,790,235
Markel Corp. *	19,654	9,895,789
WR Berkley Corp.	159,493	7,076,705

		46,742,187
Health Care - 7.8%
DENTSPLY International Inc.	101,664	4,312,587
Laboratory Corp. of America Holdings *	64,325	5,802,115
Techne Corp.	72,438	4,914,918

		15,029,620
Industrials - 20.0%
C.H. Robinson Worldwide Inc.	97,360	5,789,026
Colfax Corp. *	76,126	3,542,904
Copart Inc. *	154,042	5,280,560
Expeditors International of Washington Inc.	136,565	4,876,736
IDEX Corp.	78,661	4,202,071
Jacobs Engineering Group Inc. *	86,677	4,874,714
Ritchie Bros Auctioneers Inc.	205,992	4,470,026
Wabtec Corp.	56,840	5,803,932

		38,839,969
Information Technology - 4.5%
Amphenol Corp., Class A	48,555	3,624,631
MICROS Systems Inc. *	113,110	5,147,636

		8,772,267
Materials - 5.9%
Crown Holdings Inc. *	168,847	7,025,724
Ecolab Inc.	55,400	4,441,972

		11,467,696

Total Common Stocks ( Cost $129,000,165 )		180,703,647
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%
U.S. Treasury Bill - 3.4%
0.069%, 4/25/13	$6,625,000	6,624,694

Total U.S. Government and Agency Obligations ( Cost $6,624,694 )		6,624,694
	Shares
INVESTMENT COMPANIES - 3.4%
State Street Institutional U.S. Government Money Market Fund	6,585,502	6,585,502

Total Investment Companies ( Cost $6,585,502 )		6,585,502

TOTAL INVESTMENTS - 100.0% ( Cost $142,210,361 )		193,913,843
NET OTHER ASSETS AND LIABILITIES - 0.0%		2,960

TOTAL NET ASSETS - 100.0%		$193,916,803

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Madison NorthRoad International Fund (fka NorthRoad International Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Consumer Discretionary - 7.2%
Compass Group PLC, ADR	48,540	$621,798
Reed Elsevier PLC, ADR	15,625	742,656
WPP PLC, ADR	9,760	781,971

		2,146,425
Consumer Staples - 16.9%
Carrefour S.A., ADR	72,081	390,679
Diageo PLC, ADR	7,256	913,095
Imperial Tobacco Group PLC, ADR	10,709	749,630
Nestle S.A., ADR	14,387	1,042,626
Tesco PLC, ADR	50,161	876,312
Unilever PLC, ADR	25,157	1,062,632

		5,034,974
Energy - 9.8%
Eni SpA, ADR	17,420	781,984
Petroleo Brasileiro S.A., ADR	38,634	640,165
Royal Dutch Shell PLC, ADR	12,084	787,394
Total S.A., ADR	14,636	702,235

		2,911,778
Financials - 11.4%
Allianz SE, ADR	47,254	642,654
AXA S.A., ADR	27,812	479,757
Credit Suisse Group AG, ADR	23,890	625,918
HSBC Holdings PLC, ADR	15,928	849,600
Mitsubishi UFJ Financial Group Inc., ADR	129,621	777,726

		3,375,655
Health Care - 16.7%
GlaxoSmithKline PLC, ADR	18,631	873,980
Novartis AG, ADR	19,592	1,395,734
Roche Holding AG, ADR	18,810	1,102,266
Sanofi, ADR	18,380	938,850
Teva Pharmaceutical Industries Ltd., ADR	16,279	645,951

		4,956,781
Industrials - 7.7%
ABB Ltd., ADR *	35,140	799,786
Schneider Electric S.A., ADR	56,630	829,630
Secom Co. Ltd., ADR *	51,450	660,618

		2,290,034
Information Technology - 9.8%
Baidu Inc., ADR *	6,970	611,269
Canon Inc., ADR	17,090	627,032
SAP AG, ADR	12,035	969,299
Telefonaktiebolaget LM Ericsson, ADR	56,026	705,928

		2,913,528
Materials - 12.8%
Akzo Nobel N.V., ADR	39,971	845,387
BHP Billiton Ltd., ADR	8,293	567,490
CRH PLC, ADR	31,046	685,806
Givaudan S.A., ADR	33,096	817,471
Syngenta AG, ADR	10,743	899,726

		3,815,880
Telecommunication Services - 5.6%
France Telecom S.A., ADR	40,096	407,375
NTT DOCOMO Inc., ADR	35,165	522,904
Vodafone Group PLC, ADR	26,255	745,904

		1,676,183

Total Common Stocks ( Cost $26,198,568 )		29,121,238
INVESTMENT COMPANIES - 2.2%
State Street Institutional U.S. Government Money Market Fund	653,311	653,311

Total Investment Companies ( Cost $653,311 )		653,311

TOTAL INVESTMENTS - 100.1% ( Cost $26,851,879 )		29,774,549
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(17,514)

TOTAL NET ASSETS - 100.0%		$29,757,035

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP"). Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the bid price. Mutual funds are valued at their Net Asset Value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2013, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund’s investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

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Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Notes to Portfolio of Investments (unaudited)

Fund	(Level 1)	(Level 2)	(Level 3)	Value at 3/31/2013
Government Bond Fund
Mortgage Backed Securities	$ -	$ 520,907	$ -	$ 520,907
U.S. Government and Agency Obligations	-	4,843,631	-	4,843,631
Investment Companies	90,611	-	-	90,611
	$ 90,611	$ 5,364,538	$ -	$ 5,455,149
High Quality Bond Fund
Corporate Notes and Bonds	$ -	$ 50,426,019	$ -	$ 50,426,019
U.S. Government and Agency Obligations	-	54,652,940	-	54,652,940
Investment Companies	2,748,948	-	-	2,748,948
	$ 2,748,948	$105,078,959	$ -	$107,827,907
Corporate Bond Fund
Corporate Notes and Bonds	$ -	$ 18,904,216	$ -	$ 18,904,216
Investment Companies	666,835	-	-	666,835
	$ 666,835	$ 18,904,216	$ -	$ 19,571,051
Dividend Income Fund
Common Stocks	$14,833,957	$ -	$ -	$14,833,957
Investment Companies	352,384	-	-	352,384
	$15,186,341	$ -	$ -	$15,186,341

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Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Notes to Portfolio of Investments (unaudited)

Fund	(Level 1)	(Level 2)	(Level 3)	Value at 3/31/2013
Disciplined Equity Fund
Common Stocks	$179,630,710	$ -	$ -	$179,630,710
U.S. Government and Agency Obligations	-	4,749,586	-	4,749,586
Investment Companies	7,092,519	-	-	7,092,519
	$186,723,229	$4,749,586	$ -	$191,472,815

Investors Fund
Common Stocks	$37,179,314	$ -	$ -	$37,179,314
U.S. Government and Agency Obligations	-	1,149,923	-	1,149,923
Investment Companies	1,836,769	-	-	1,836,769
	$39,016,083	$1,149,923	$ -	$40,166,006
Mid Cap Fund
Common Stocks	$180,703,647	$ -	$ -	$180,703,647
U.S. Government and Agency Obligations	-	6,624,694	-	6,624,694
Investment Companies	6,585,502	-	-	6,585,502
	$187,289,149	$6,624,694	$ -	$193,913,843
NorthRoad International Fund
Common Stocks	$29,121,238	$ -	$ -	$29,121,238
Investment Companies	653,311	-	-	653,311
	$29,774,549	$ -	$ -	$29,774,549

New Accounting Pronouncements:  In May 2011, the FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The funds have adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The funds are currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

2. Discussion of Risks: For a more detailed discussion of the specific risks associated with investing in the funds, please refer to the most applicable current Madison Funds prospectus.  Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the funds.

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Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

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Madison Funds (formerly Madison Mosaic Income and Equity Trusts portfolios) | March 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: May 24, 2013

By: (signature)

Greg Hoppe, Principal Financial Officer
Date: May 24, 2013

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